SCHEDULE OF THREE LEVELS OF FAIR VALUE HIERARCHY (Details) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Financial Assets	$ 894	$ 780
Level 1 of fair value hierarchy [member] | Marketable Securities [Member]
IfrsStatementLineItems [Line Items]
Financial Assets		407
Level 2 of fair value hierarchy [member] | Warrants [Member]
IfrsStatementLineItems [Line Items]
Financial Assets	3	47
Level 2 of fair value hierarchy [member] | Trade receivables [member]
IfrsStatementLineItems [Line Items]
Financial Assets	$ 891	$ 326